STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.2%
California - .8%
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2028	1,000,000	1,227,860
Illinois - 2.2%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	558,260
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	546,490
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,150,000	1,181,614
Illinois, GO, Ser. D	5.00	11/1/2026	1,250,000	1,371,137
				3,657,501
Kentucky - 1.0%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	1,500,000	1,707,705
Nebraska - 1.1%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	1,500,000	1,732,200
New Jersey - 4.7%
New Jersey, GO, Ser. A	5.00	6/1/2025	800,000	950,864
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.25	12/15/2020	1,000,000	1,001,640
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	1,265,000	1,324,038
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. II	5.00	3/1/2025	1,070,000	1,122,205
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2026	625,000	744,819
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000	637,195
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	750,000	968,243
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	750,000	976,327
				7,725,331

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 89.8%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2025	420,000	499,023
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2026	450,000	545,778
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	470,000	579,270
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2024	405,000	467,516
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2021	345,000	360,177
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2022	370,000	401,402
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	385,000	430,388
Brookhaven, GO, Refunding, Ser. C	2.00	1/15/2030	1,000,000	1,062,890
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2029	200,000	226,426
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2027	300,000	343,299
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2026	350,000	402,644
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems Obligated Group) Ser. B	5.00	7/1/2026	1,000,000	1,201,100
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000	1,134,480
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	920,000	1,037,732
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000	1,160,990
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000	598,915
East Ramapo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	1,240,000	1,452,846
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	10/15/2030	1,000,000	1,123,390

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 89.8% (continued)
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Hofstra University Project)	5.00	7/1/2027	1,650,000		1,688,362
Johnstown School District, GO, Refunding (Insured; Build America Mutual)	3.00	6/15/2028	1,100,000		1,240,503
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	1,570,000		1,868,661
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,300,000		2,447,821
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	4.00	11/15/2033	1,000,000		1,133,110
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2025	1,000,000		1,113,290
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000		1,346,548
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2030	1,000,000		1,114,370
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.00	11/15/2038	1,010,000		1,060,096
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000		1,172,370
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000		1,308,054
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000		1,151,080
Nassau County, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2032	1,640,000		1,940,087
Nassau County, GO, Ser. A	5.00	1/15/2031	500,000		607,340
Nassau County, GO, Ser. B	5.00	4/1/2029	1,500,000		1,684,665
New York City, GO (LOC; Bank of America NA) Ser. E2	0.10	8/1/2034	250,000	[a]	250,000
New York City, GO, Refunding, Ser. A1	5.00	8/1/2029	1,425,000		1,894,566
New York City, GO, Ser. E1	5.25	3/1/2031	1,065,000		1,367,492

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 89.8% (continued)
New York City Housing Development Corp., Revenue Bonds	2.40	11/1/2030	910,000		959,722
New York City Housing Development Corp., Revenue Bonds, Refunding, Ser. A	4.00	7/1/2024	1,150,000		1,247,554
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000		1,064,480
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2025	1,500,000		1,664,490
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	1,500,000		1,668,735
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2030	1,600,000		2,114,512
New York City Transitional Finance Authority, Revenue Bonds	5.00	5/1/2033	1,150,000		1,540,287
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000		1,279,290
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	1,000,000		1,276,270
New York City Transitional Finance Authority, Revenue Bonds, Ser. C2	2.98	11/1/2027	1,050,000		1,161,793
New York City Water & Sewer System, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.10	6/15/2035	300,000	[a]	300,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2021	1,000,000	[b]	1,025,980
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA1	0.12	6/15/2050	100,000	[a]	100,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,040,000		1,180,670
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. FF2	5.00	6/15/2035	1,000,000		1,310,070
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,500,000		1,529,685

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 89.8% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,000,000	[c]	2,073,160
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	1,500,000	[c]	1,570,845
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	1,045,000		1,294,170
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	2/1/2037	225,000		264,029
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	2/1/2038	275,000		322,003
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	2/1/2039	250,000		292,135
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center)	4.00	2/1/2040	250,000		291,665
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center)	4.00	7/1/2038	1,000,000		1,191,900
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2023	2,400,000	[b]	2,697,024
New York State Dormitory Authority, Revenue Bonds (The Sacred Heart Female Academy) (Insured; Assured Guaranty Municipal Corp.)	5.63	5/1/2021	1,000,000	[b]	1,022,690
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2034	550,000		675,219
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2032	640,000		791,533
New York State Dormitory Authority, Revenue Bonds, Refunding (Fordham University)	4.00	7/1/2034	1,000,000		1,154,870

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 89.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2023	1,000,000	1,109,380
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2030	1,000,000	1,277,550
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2028	1,000,000	1,161,020
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center Obligated Group)	5.00	7/1/2030	1,155,000	1,385,030
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. A	5.00	7/1/2028	1,200,000	1,551,372
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. A	5.00	7/1/2027	1,000,000	1,265,580
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,530,000	1,746,847
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	775,000	990,365
New York State Dormitory Authority, Revenue Bonds, Ser. 2015B-B	5.00	3/15/2035	1,100,000	1,296,900
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2030	1,275,000	1,574,650
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2029	1,000,000	1,259,990
New York State Dormitory Authority, Revenue Bonds, Ser. B1	4.00	7/1/2026	1,200,000	1,376,148
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	4.00	10/15/2035	650,000	809,556
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	4.00	10/15/2034	410,000	512,492
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (Green Bond) Ser. D	3.00	9/15/2030	1,050,000	1,137,748

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 89.8% (continued)
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. E	4.13	11/1/2028	1,000,000		1,069,690
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 203	3.10	10/1/2032	1,500,000		1,613,955
New York State Mortgage Agency, Revenue Bonds, Ser. 226	1.70	4/1/2027	1,270,000		1,307,516
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. K	5.00	1/1/2031	2,000,000		2,346,060
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2039	1,500,000		1,799,325
New York State Urban Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2035	1,000,000		1,324,870
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,575,000		1,716,010
Niagara Area Development Corp., Revenue Bonds, Refunding (Niagara University Project) Ser. A	5.00	5/1/2022	500,000	[b]	529,755
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2025	1,330,000		1,545,886
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2024	1,050,000		1,183,665
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2026	925,000		1,103,941
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2029	1,000,000		1,118,700
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2027	1,005,000		1,158,363
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2029	1,105,000		1,294,972
Oyster Bay, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2022	1,715,000		1,848,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 89.8% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 194th	5.00	10/15/2034	1,025,000		1,213,631
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207th	5.00	9/15/2024	3,000,000		3,497,160
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222nd	4.00	7/15/2036	1,000,000		1,206,980
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,060,000		1,238,133
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000		1,157,790
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2033	1,785,000		2,047,770
Suffolk County Water Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2030	1,145,000		1,340,039
The New York City Cultural Resources Trust, Revenue Bonds (Wildlife Conservation Society) Ser. A	5.00	8/1/2023	1,480,000	[b]	1,666,524
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center Performing Arts) Ser. A	5.00	12/1/2026	1,760,000		2,153,290
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (The Museum of Modern Art)	4.00	4/1/2027	1,230,000		1,424,586
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2036	1,525,000		1,870,153
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D	5.00	11/15/2034	1,500,000		2,010,570
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000		1,581,353
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	500,000		570,840
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	1,750,000		1,860,652
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	6/15/2026	2,000,000		2,282,260
Washingtonville Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	6/15/2031	1,000,000		1,119,300

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.2% (continued)
New York - 89.8% (continued)
Westchester County Health Care Corp., Revenue Bonds, Refunding, Ser. A	5.00	11/1/2021	1,500,000	[b]	1,565,565
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corporation II Project)	5.00	6/1/2037	1,000,000		1,082,870
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000		1,381,324
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000		1,237,302
Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center Obligated Group)	5.00	11/1/2028	1,000,000		1,159,670
Yonkers, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2026	1,000,000		1,234,480
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000		214,782
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000		704,429
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000		359,430
				147,077,799
U.S. Related - .6%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,000,000		1,036,320
Total Long-Term Municipal Investments (cost $156,780,771)			164,164,716

Short-Term Municipal Investments - .3%
New York - .3%
New York City Transitional Finance Authority, Revenue Bonds, Ser. A4	0.11	8/1/2043	100,000	[a]	100,000
New York City Water & Sewer System, Revenue Bonds (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale) Ser. FF1	0.10	6/15/2044	400,000	[a]	400,000
Total Short-Term Municipal Investments (cost $500,000)			500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $157,280,771)	100.5%	164,664,716
Liabilities, Less Cash and Receivables	(0.5%)	(850,948)
Net Assets	100.0%	163,813,768

GO—General Obligation

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $3,644,005 or 2.22% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	164,664,716	−	164,664,716

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2020, accumulated net unrealized appreciation on investments was $7,383,945, consisting of $7,528,674 gross unrealized appreciation and $144,729 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.